JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 31.3%
Aerospace & Defense — 0.9%
Airbus Finance BV (France)
2.70%, 4/17/2023 (a)	32	33
Airbus SE (France)
3.15%, 4/10/2027 (a)	164	174
BAE Systems Holdings, Inc. (United Kingdom)
3.80%, 10/7/2024 (a)	45	49
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	200	188
5.80%, 10/11/2041 (a)	51	68
Boeing Co. (The)
1.17%, 2/4/2023	160	162
4.51%, 5/1/2023	513	550
1.95%, 2/1/2024	185	190
1.43%, 2/4/2024	325	329
4.88%, 5/1/2025	125	139
2.75%, 2/1/2026	180	185
2.20%, 2/4/2026	200	199
2.70%, 2/1/2027	640	651
3.25%, 3/1/2028	224	229
5.15%, 5/1/2030	190	219
5.71%, 5/1/2040	175	214
L3Harris Technologies, Inc.
3.83%, 4/27/2025	60	66
1.80%, 1/15/2031	220	206
Leidos, Inc.
2.30%, 2/15/2031 (a)	120	113
Lockheed Martin Corp.
4.50%, 5/15/2036	70	84
Northrop Grumman Corp.
3.20%, 2/1/2027	76	82
3.25%, 1/15/2028	50	54
5.15%, 5/1/2040	140	175
Precision Castparts Corp.
3.25%, 6/15/2025	30	32
Raytheon Technologies Corp.
3.20%, 3/15/2024	28	30
4.50%, 6/1/2042	80	96
4.15%, 5/15/2045	138	153
3.75%, 11/1/2046	80	85
4.35%, 4/15/2047	90	103

		4,858

Airlines — 0.0% (b)
Continental Airlines Pass-Through Trust
Series 2012-2, Class A Shares, 4.00%, 10/29/2024	16	17

Automobiles — 0.6%
BMW US Capital LLC (Germany)
2.25%, 9/15/2023 (a)	45	47
General Motors Co.
6.13%, 10/1/2025	130	153
Hyundai Capital America
1.15%, 11/10/2022 (a)	394	395
1.80%, 10/15/2025 (a)	140	140
1.30%, 1/8/2026 (a)	115	112
3.00%, 2/10/2027 (a)	200	208
2.38%, 10/15/2027 (a)	130	130
1.80%, 1/10/2028 (a)	215	205
Nissan Motor Acceptance Corp.
2.00%, 3/9/2026 (a)	110	110
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (a)	481	509
4.35%, 9/17/2027 (a)	673	731
Volkswagen Group of America Finance LLC (Germany)
1.63%, 11/24/2027 (a)	200	195

		2,935

Banks — 5.6%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	200	224
AIB Group plc (Ireland)
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	250	272
ANZ New Zealand Int’l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	200	218
2.55%, 2/13/2030 (a)	200	203
ASB Bank Ltd. (New Zealand)
3.13%, 5/23/2024 (a)	230	247
Banco Nacional de Panama (Panama)
2.50%, 8/11/2030 (a)	300	278
Banco Santander SA (Spain)
2.75%, 5/28/2025	200	209
1.85%, 3/25/2026	400	399
2.75%, 12/3/2030	200	191
Bank of America Corp.
4.00%, 1/22/2025	114	125
Series L, 3.95%, 4/21/2025	92	101
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	100	108
4.45%, 3/3/2026	69	78
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	100	100
3.25%, 10/21/2027	514	552
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	260	284
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	434	466

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	280	309
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (c)	525	520
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	313	312
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	150	141
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,158	1,083
Bank of Montreal (Canada)
1.85%, 5/1/2025	200	205
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	47	52
Bank of Nova Scotia (The) (Canada)
1.63%, 5/1/2023	423	434
2.20%, 2/3/2025	257	267
4.50%, 12/16/2025	25	28
Banque Federative du Credit Mutuel SA (France)
2.38%, 11/21/2024 (a)	254	267
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	369	369
3.65%, 3/16/2025	200	215
BBVA USA
2.50%, 8/27/2024	250	263
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	525	538
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	320	328
2.82%, 1/26/2041 (a)	320	288
BNZ International Funding Ltd. (New Zealand)
2.90%, 2/21/2022 (a)	250	256
Citigroup, Inc.
2.90%, 12/8/2021	100	102
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	90	96
4.40%, 6/10/2025	78	87
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	435	432
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	380	406
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	354	346
4.45%, 9/29/2027	210	237
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)	200	220
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	250	273
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	75	81
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	74	82
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	220	244
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	50	54
8.13%, 7/15/2039	56	92
Citizens Financial Group, Inc.
2.38%, 7/28/2021	24	24
2.85%, 7/27/2026	200	212
Comerica, Inc.
4.00%, 2/1/2029	150	167
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	450	491
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	650	659
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	400	391
Danske Bank A/S (Denmark)
2.00%, 9/8/2021 (a)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	480	483
Fifth Third Bancorp
3.65%, 1/25/2024	90	97
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	229	244
4.38%, 11/23/2026	200	223
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	300	289
6.50%, 9/15/2037	250	332
6.10%, 1/14/2042	120	166

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Huntington Bancshares, Inc.
2.55%, 2/4/2030	315	316
ING Groep NV (Netherlands)
4.10%, 10/2/2023	200	217
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (c)	210	209
3.95%, 3/29/2027	200	221
KeyCorp
4.15%, 10/29/2025	65	73
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	200	202
4.50%, 11/4/2024	220	245
4.58%, 12/10/2025	200	223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	245	243
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	38	39
2.67%, 7/25/2022	80	82
3.76%, 7/26/2023	172	184
3.41%, 3/7/2024	170	183
2.19%, 2/25/2025	200	206
2.05%, 7/17/2030	340	327
3.75%, 7/18/2039	515	553
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	255	249
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (c)	220	224
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	300	328
2.33%, 8/21/2030 (a)	250	236
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	440	466
Natwest Group plc (United Kingdom)
4.80%, 4/5/2026	283	321
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	440	457
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	200	213
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	200	223
Regions Financial Corp.
3.80%, 8/14/2023	27	29
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	66	67
3.70%, 10/5/2023	300	324
4.65%, 1/27/2026	30	34
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	380	410
2.63%, 10/16/2024 (a)	200	209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	260	255
3.00%, 1/22/2030 (a)	331	334
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	220	226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	245	239
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	45	46
3.10%, 1/17/2023	55	58
3.94%, 10/16/2023	163	176
1.47%, 7/8/2025	212	212
3.01%, 10/19/2026	25	27
3.04%, 7/16/2029	345	358
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (a)	403	404
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	140	151
Truist Financial Corp.
2.70%, 1/27/2022	91	93
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	200	221
US Bancorp
3.38%, 2/5/2024	120	129
7.50%, 6/1/2026	100	128

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	240	242
3.00%, 4/22/2026	284	303
4.10%, 6/3/2026	24	27
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	900	964
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	400	410
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	255	250
5.38%, 11/2/2043	200	250
4.40%, 6/14/2046	47	52
4.75%, 12/7/2046	53	63
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	100	107
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	140	155
4.42%, 7/24/2039	100	112

		29,966

Beverages — 0.8%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	571	668
4.90%, 2/1/2046	260	311
Anheuser-Busch InBev Finance, Inc. (Belgium)
4.70%, 2/1/2036	120	139
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150	170
4.35%, 6/1/2040	225	254
4.44%, 10/6/2048	130	146
4.50%, 6/1/2050	295	336
4.75%, 4/15/2058	95	110
4.60%, 6/1/2060	105	118
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	155	156
1.85%, 9/1/2032	215	197
Constellation Brands, Inc.
4.40%, 11/15/2025	50	56
2.88%, 5/1/2030	420	429
5.25%, 11/15/2048	25	32
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	350	353
Fomento Economico Mexicano SAB de CV (Mexico)
3.50%, 1/16/2050	260	258
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	100	106
4.42%, 5/25/2025	30	34
3.43%, 6/15/2027	20	22
4.99%, 5/25/2038	43	53
4.42%, 12/15/2046	64	73
5.09%, 5/25/2048	60	75

		4,096

Biotechnology — 0.6%
AbbVie, Inc.
3.45%, 3/15/2022	52	53
2.80%, 3/15/2023	100	104
3.85%, 6/15/2024	42	46
3.20%, 11/21/2029	516	549
4.50%, 5/14/2035	100	117
4.05%, 11/21/2039	510	572
4.40%, 11/6/2042	370	430
4.85%, 6/15/2044	200	243
Amgen, Inc.
2.20%, 2/21/2027	120	123
Baxalta, Inc.
3.60%, 6/23/2022	7	7
5.25%, 6/23/2045	3	4
Biogen, Inc.
2.25%, 5/1/2030	289	280
3.15%, 5/1/2050	75	69
Gilead Sciences, Inc.
2.60%, 10/1/2040	310	285
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	460	425

		3,307

Building Products — 0.1%
Lennox International, Inc.
1.35%, 8/1/2025	540	538
Masco Corp.
2.00%, 10/1/2030	90	86
6.50%, 8/15/2032	80	103

		727

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)
3.30%, 8/23/2029	38	41
Blackstone Holdings Finance Co. LLC
4.45%, 7/15/2045 (a)	21	24
Blackstone Secured Lending Fund
3.65%, 7/14/2023 (a)	200	209
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55	60
4.85%, 3/29/2029	54	63
4.70%, 9/20/2047	44	50
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (e)	340	344
3.20%, 3/2/2027	100	109

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	190	187
CME Group, Inc.
3.00%, 3/15/2025	97	104
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	350	372
3.75%, 3/26/2025	250	269
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	259
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	250	254
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	260	252
Daiwa Securities Group, Inc. (Japan)
3.13%, 4/19/2022 (a)	49	50
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	100	102
3.30%, 11/16/2022	100	104
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	380	389
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	205	206
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	100	108
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	137	147
4.25%, 10/21/2025	105	117
3.50%, 11/16/2026	142	154
3.85%, 1/26/2027	45	49
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	742	811
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	100	112
2.60%, 2/7/2030	400	405
6.75%, 10/1/2037	80	113
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	400	444
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	215	251
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	59	64
Invesco Finance plc
3.75%, 1/15/2026	36	40
Jefferies Group LLC
6.45%, 6/8/2027	81	101
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (a)	100	111
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	200	191
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	210	206
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	78	85
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	220	254
Morgan Stanley
5.50%, 7/28/2021	35	36
2.63%, 11/17/2021	170	173
4.10%, 5/22/2023	100	107
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	345	344
3.70%, 10/23/2024	69	76
4.00%, 7/23/2025	276	306
5.00%, 11/24/2025	70	80
3.88%, 1/27/2026	341	378
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	980	1,012
4.35%, 9/8/2026	20	23
3.63%, 1/20/2027	140	154
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	222	242
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	96	105
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	159	182
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	280	261
4.30%, 1/27/2045	85	100
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	212	220
2.68%, 7/16/2030	200	196
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	29	31
Nuveen LLC
4.00%, 11/1/2028 (a)	160	180
S&P Global, Inc.
3.25%, 12/1/2049	150	154

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TD Ameritrade Holding Corp.
2.95%, 4/1/2022	17	17
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	400	445
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	200	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	250	236

		12,466

Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 5/15/2027	310	314
Albemarle Corp.
5.45%, 12/1/2044	50	58
Celanese US Holdings LLC
3.50%, 5/8/2024	151	162
Chevron Phillips Chemical Co. LLC
5.13%, 4/1/2025 (a)	485	552
Dow Chemical Co. (The)
4.55%, 11/30/2025	200	227
3.60%, 11/15/2050	245	247
DuPont de Nemours, Inc.
5.32%, 11/15/2038	595	747
Eastman Chemical Co.
4.50%, 12/1/2028	220	252
Ecolab, Inc.
3.25%, 1/14/2023	90	94
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	45	51
5.00%, 9/26/2048	52	64
LYB International Finance III LLC
1.25%, 10/1/2025	80	79
3.38%, 5/1/2030	235	249
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	70	78
4.20%, 4/1/2029	25	28
4.13%, 3/15/2035	90	100
5.00%, 4/1/2049	40	50
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027 (a)	190	187
3.27%, 11/15/2040 (a)	110	108
3.47%, 12/1/2050 (a)	85	83
PPG Industries, Inc.
1.20%, 3/15/2026	140	137
Sherwin-Williams Co. (The)
3.13%, 6/1/2024	29	31
Union Carbide Corp.
7.75%, 10/1/2096	80	122

		4,020

Commercial Services & Supplies — 0.1%
Brambles USA, Inc. (Australia)
4.13%, 10/23/2025 (a)	70	78
Ford Foundation (The)
Series 2020, 2.82%, 6/1/2070	90	81
Republic Services, Inc.
1.45%, 2/15/2031	230	210

		369

Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	360	365

Construction Materials — 0.0% (b)
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52	57
3.50%, 12/15/2027	100	109

		166

Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland)
4.45%, 12/16/2021	150	153
4.13%, 7/3/2023	150	159
4.50%, 9/15/2023	600	645
3.15%, 2/15/2024	650	676
2.88%, 8/14/2024	150	155
6.50%, 7/15/2025	270	315
1.75%, 1/30/2026	150	146
American Express Co.
4.20%, 11/6/2025	150	170
American Express Credit Corp.
2.25%, 5/5/2021	73	73
American Honda Finance Corp.
2.30%, 9/9/2026	17	18
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (a)	155	158
5.50%, 1/15/2023 (a)	405	430
2.88%, 2/15/2025 (a)	194	193
5.50%, 1/15/2026 (a)	395	437
2.13%, 2/21/2026 (a)	160	153
4.25%, 4/15/2026 (a)	245	257
4.38%, 5/1/2026 (a)	150	157
Capital One Financial Corp.
3.75%, 4/24/2024	130	141
4.20%, 10/29/2025	40	44
3.75%, 7/28/2026	196	213
General Motors Financial Co., Inc.
1.25%, 1/8/2026	580	569
2.35%, 1/8/2031	312	298
John Deere Capital Corp.
2.25%, 9/14/2026	125	131
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	995	1,045
4.50%, 3/15/2023 (a)	475	496
5.50%, 2/15/2024 (a)	160	174

		7,406

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Containers & Packaging — 0.1%
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	284	283
Packaging Corp. of America
4.05%, 12/15/2049	155	172
WRKCo, Inc.
3.00%, 9/15/2024	80	85
3.90%, 6/1/2028	35	38

		578

Diversified Consumer Services — 0.0% (b)
Pepperdine University
Series 2020, 3.30%, 12/1/2059	110	105
University of Southern California
Series A, 3.23%, 10/1/2120	110	98

		203

Diversified Financial Services — 0.5%
AIG Global Funding
1.90%, 10/6/2021 (a)	100	101
CK Hutchison International 16 Ltd. (United Kingdom)
1.88%, 10/3/2021 (a)	200	201
GE Capital Funding LLC
4.40%, 5/15/2030 (a)	445	504
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	600	687
GTP Acquisition Partners I LLC
3.48%, 6/16/2025 (a)	67	71
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (a)	475	470
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (a)	200	205
ORIX Corp. (Japan)
2.90%, 7/18/2022	40	41
3.25%, 12/4/2024	100	108
3.70%, 7/18/2027	100	111

		2,499

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
2.30%, 6/1/2027	520	531
1.65%, 2/1/2028	255	247
2.25%, 2/1/2032	430	409
3.50%, 6/1/2041	154	152
3.10%, 2/1/2043	645	601
3.50%, 9/15/2053 (a)	436	403
Deutsche Telekom International Finance BV (Germany)
4.88%, 3/6/2042 (a)	150	180
Verizon Communications, Inc.
2.63%, 8/15/2026	12	13
2.10%, 3/22/2028	405	407
3.88%, 2/8/2029	75	83
3.15%, 3/22/2030	40	42
4.50%, 8/10/2033	125	145
4.40%, 11/1/2034	209	239
4.27%, 1/15/2036	85	96
2.65%, 11/20/2040	260	238
4.86%, 8/21/2046	134	161
4.67%, 3/15/2055	340	405
2.99%, 10/30/2056 (a)	82	72

		4,424

Electric Utilities — 1.5%
AEP Transmission Co. LLC
3.15%, 9/15/2049	35	34
Alabama Power Co.
6.13%, 5/15/2038	62	84
Avangrid, Inc.
3.15%, 12/1/2024	72	77
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	47	48
2.90%, 6/15/2050	110	102
CenterPoint Energy Houston Electric LLC
3.95%, 3/1/2048	10	11
Series AD, 2.90%, 7/1/2050	200	187
China Southern Power Grid International Finance BVI Co. Ltd. (China)
3.50%, 5/8/2027 (a)	200	216
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	95	97
4.55%, 11/15/2030 (a)	65	72
Commonwealth Edison Co.
3.65%, 6/15/2046	30	32
Duke Energy Corp.
2.65%, 9/1/2026	100	105
3.40%, 6/15/2029	61	65
Duke Energy Indiana LLC
3.75%, 5/15/2046	60	63
Duke Energy Ohio, Inc.
3.70%, 6/15/2046	46	48
Duke Energy Progress LLC
3.70%, 10/15/2046	54	57
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	160	173
2.53%, 10/1/2030 (a)	210	201
Edison International
3.55%, 11/15/2024	284	305
4.13%, 3/15/2028	100	107
Emera US Finance LP (Canada)
4.75%, 6/15/2046	130	145
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (a)	220	238
Entergy Arkansas LLC
3.50%, 4/1/2026	22	24
Entergy Corp.
2.95%, 9/1/2026	21	22

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entergy Louisiana LLC
2.40%, 10/1/2026	59	61
3.05%, 6/1/2031	38	40
4.00%, 3/15/2033	40	46
2.90%, 3/15/2051	130	119
Entergy Mississippi LLC
3.85%, 6/1/2049	135	142
Evergy Metro, Inc.
3.15%, 3/15/2023	24	25
5.30%, 10/1/2041	50	62
4.20%, 3/15/2048	50	57
Evergy, Inc.
2.90%, 9/15/2029	170	173
Florida Power & Light Co.
5.40%, 9/1/2035	50	65
Fortis, Inc. (Canada)
3.06%, 10/4/2026	124	132
Hydro-Quebec (Canada)
Series IO, 8.05%, 7/7/2024	100	123
ITC Holdings Corp.
2.70%, 11/15/2022	100	103
2.95%, 5/14/2030 (a)	100	102
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	40	44
6.15%, 6/1/2037	30	37
Massachusetts Electric Co.
4.00%, 8/15/2046 (a)	56	59
MidAmerican Energy Co.
3.50%, 10/15/2024	59	64
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/2028 (a)	40	43
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	100	110
New England Power Co. (United Kingdom)
3.80%, 12/5/2047 (a)	45	47
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	27	30
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	19	20
1.96%, 6/27/2030 (a)	250	239
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	185	185
2.45%, 12/2/2027 (a)	210	209
4.45%, 6/15/2029 (a)	110	120
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	25	31
3.10%, 9/15/2049	215	209
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (c)	330	332
1.75%, 6/16/2022	320	320
1.37%, 3/10/2023	305	305
3.45%, 7/1/2025	145	153
2.95%, 3/1/2026	90	93
3.75%, 8/15/2042 (f)	33	30
4.30%, 3/15/2045	55	54
4.00%, 12/1/2046	230	213
PECO Energy Co.
2.80%, 6/15/2050	100	93
Pennsylvania Electric Co.
3.25%, 3/15/2028 (a)	19	20
Potomac Electric Power Co.
6.50%, 11/15/2037	75	105
PPL Capital Funding, Inc.
3.40%, 6/1/2023	30	32
4.00%, 9/15/2047	20	21
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/2037	175	240
Public Service Electric and Gas Co.
3.00%, 5/15/2025	83	89
5.38%, 11/1/2039	28	35
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53	56
Series B, 3.65%, 3/1/2028	80	87
Series 05-B, 5.55%, 1/15/2036	80	97
4.05%, 3/15/2042	100	104
Tampa Electric Co.
4.45%, 6/15/2049	100	116
Toledo Edison Co. (The)
6.15%, 5/15/2037	50	64
Union Electric Co.
2.95%, 6/15/2027	36	39
Virginia Electric and Power Co.
6.35%, 11/30/2037	70	98

		8,006

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	8	8
3.25%, 9/8/2024	44	47
3.88%, 1/12/2028	22	24
Corning, Inc.
5.35%, 11/15/2048	110	141
3.90%, 11/15/2049	174	188

		408

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC
3.14%, 11/7/2029	180	189
4.49%, 5/1/2030	115	131
Baker Hughes Holdings LLC
5.13%, 9/15/2040	40	49
Halliburton Co.
3.80%, 11/15/2025	4	4
4.85%, 11/15/2035	30	34
6.70%, 9/15/2038	60	78
NOV, Inc.
3.60%, 12/1/2029	200	201

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Schlumberger Finance Canada Ltd.
1.40%, 9/17/2025	300	300
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	55	59
3.90%, 5/17/2028 (a)	62	68

		1,113

Entertainment — 0.1%
NBCUniversal Media LLC
5.95%, 4/1/2041	75	105
Walt Disney Co. (The)
7.30%, 4/30/2028	150	199

		304

Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	23	25
2.00%, 5/18/2032	240	224
1.88%, 2/1/2033	140	127
4.00%, 2/1/2050	125	133
American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	100	109
2.85%, 2/1/2030	190	190
American Tower Corp.
5.00%, 2/15/2024	71	79
3.38%, 10/15/2026	44	48
1.50%, 1/31/2028	325	311
2.90%, 1/15/2030	30	30
2.10%, 6/15/2030	150	143
1.88%, 10/15/2030	275	257
3.70%, 10/15/2049	230	232
3.10%, 6/15/2050	130	120
2.95%, 1/15/2051	85	75
Boston Properties LP
3.13%, 9/1/2023	30	32
3.20%, 1/15/2025	61	65
3.65%, 2/1/2026	67	73
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50	54
3.85%, 2/1/2025	50	54
2.25%, 4/1/2028	200	196
Corporate Office Properties LP
2.25%, 3/15/2026	470	478
2.75%, 4/15/2031	326	315
Crown Castle International Corp.
4.00%, 3/1/2027	24	27
2.25%, 1/15/2031	295	283
Digital Realty Trust LP
3.70%, 8/15/2027	31	34
Duke Realty LP
3.25%, 6/30/2026	18	19
2.88%, 11/15/2029	95	98
Equinix, Inc.
2.90%, 11/18/2026	285	301
Essex Portfolio LP
1.65%, 1/15/2031	200	181
2.65%, 3/15/2032	145	143
GAIF Bond Issuer Pty. Ltd. (Australia)
3.40%, 9/30/2026 (a)	79	85
Goodman US Finance Three LLC (Australia)
3.70%, 3/15/2028 (a)	43	46
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	310	320
2.00%, 3/15/2031	160	149
Healthpeak Properties, Inc.
3.50%, 7/15/2029	132	141
3.00%, 1/15/2030	90	93
Life Storage LP
4.00%, 6/15/2029	150	162
2.20%, 10/15/2030	300	284
Mid-America Apartments LP
3.95%, 3/15/2029	230	254
1.70%, 2/15/2031	150	138
National Retail Properties, Inc.
3.60%, 12/15/2026	58	63
4.30%, 10/15/2028	150	167
Office Properties Income Trust
4.00%, 7/15/2022	78	80
Prologis LP
3.25%, 10/1/2026	19	21
2.13%, 10/15/2050	150	120
Realty Income Corp.
3.88%, 7/15/2024	20	22
3.88%, 4/15/2025	60	66
3.25%, 1/15/2031	170	179
Regency Centers LP
2.95%, 9/15/2029	215	219
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	170	180
SITE Centers Corp.
3.63%, 2/1/2025	61	64
UDR, Inc.
2.95%, 9/1/2026	28	30
3.20%, 1/15/2030	150	158
3.00%, 8/15/2031	25	25
2.10%, 8/1/2032	160	149
1.90%, 3/15/2033	240	216
Ventas Realty LP
4.13%, 1/15/2026	34	38
3.85%, 4/1/2027	49	54
Vornado Realty LP
3.50%, 1/15/2025	60	63
Welltower, Inc.
2.70%, 2/15/2027	63	66
3.10%, 1/15/2030	85	87
6.50%, 3/15/2041	125	167

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
WP Carey, Inc.
4.25%, 10/1/2026	245	275
2.25%, 4/1/2033	180	167

		8,804

Food & Staples Retailing — 0.4%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	170	166
1.30%, 2/10/2028 (a)	137	131
2.50%, 2/10/2041 (a)	139	126
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (a)	90	92
3.80%, 1/25/2050 (a)	230	233
Costco Wholesale Corp.
2.75%, 5/18/2024	21	22
1.38%, 6/20/2027	450	449
CVS Pass-Through Trust
7.51%, 1/10/2032 (a)	67	84
5.93%, 1/10/2034 (a)	73	84
Series 2013, 4.70%, 1/10/2036 (a)	156	171
Kroger Co. (The)
2.20%, 5/1/2030	500	489
5.40%, 7/15/2040	18	22

		2,069

Food Products — 0.4%
Campbell Soup Co.
3.13%, 4/24/2050	47	44
Cargill, Inc.
3.25%, 3/1/2023 (a)	25	26
2.13%, 4/23/2030 (a)	291	286
Conagra Brands, Inc.
5.30%, 11/1/2038	35	43
5.40%, 11/1/2048	105	135
General Mills, Inc.
3.00%, 2/1/2051 (a)	100	93
Kellogg Co.
2.10%, 6/1/2030	31	30
McCormick & Co., Inc.
2.50%, 4/15/2030	342	342
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	27	30
Mondelez International, Inc.
1.50%, 5/4/2025	80	81
Smithfield Foods, Inc.
5.20%, 4/1/2029 (a)	160	184
3.00%, 10/15/2030 (a)	380	378
Tyson Foods, Inc.
4.88%, 8/15/2034	20	24
5.15%, 8/15/2044	90	111
4.55%, 6/2/2047	100	117

		1,924

Gas Utilities — 0.3%
Atmos Energy Corp.
0.63%, 3/9/2023	105	105
4.13%, 10/15/2044	50	55
4.13%, 3/15/2049	155	172
Boston Gas Co.
4.49%, 2/15/2042 (a)	22	25
Brooklyn Union Gas Co. (The)
4.27%, 3/15/2048 (a)	80	89
Eastern Energy Gas Holdings LLC
Series C, 3.90%, 11/15/2049	137	140
ONE Gas, Inc.
2.00%, 5/15/2030	200	189
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	200	216
Southern California Gas Co.
Series XX, 2.55%, 2/1/2030	195	196
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53	72
4.80%, 3/15/2047 (a)	26	30
Southwest Gas Corp.
3.80%, 9/29/2046	44	45

		1,334

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
1.15%, 1/30/2028	170	162
4.75%, 11/30/2036	130	161
Becton Dickinson and Co.
4.67%, 6/6/2047	160	191
Boston Scientific Corp.
4.00%, 3/1/2029	101	112
4.55%, 3/1/2039	100	118
DH Europe Finance II SARL
3.25%, 11/15/2039	184	188
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	27	29

		961

Health Care Providers & Services — 0.9%
Advocate Health & Hospitals Corp.
Series 2020, 2.21%, 6/15/2030	130	129
Anthem, Inc.
3.30%, 1/15/2023	18	19
3.35%, 12/1/2024	70	76
4.10%, 3/1/2028	55	62
4.65%, 1/15/2043	18	21
4.65%, 8/15/2044	65	77
Ascension Health
Series B, 2.53%, 11/15/2029	190	195
Children’s Hospital
Series 2020, 2.93%, 7/15/2050	180	165
Cigna Corp.
4.50%, 2/25/2026	127	145
CommonSpirit Health
1.55%, 10/1/2025	145	146
2.78%, 10/1/2030	145	146
3.91%, 10/1/2050	140	143

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CVS Health Corp.
4.30%, 3/25/2028	54	61
3.25%, 8/15/2029	155	164
1.88%, 2/28/2031	312	293
2.70%, 8/21/2040	130	120
5.05%, 3/25/2048	323	397
Hackensack Meridian Health, Inc.
Series 2020, 2.88%, 9/1/2050	230	214
HCA, Inc.
5.25%, 6/15/2026	340	391
5.13%, 6/15/2039	125	150
5.50%, 6/15/2047	245	305
Memorial Health Services
3.45%, 11/1/2049	245	254
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	80	80
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/1/2048	83	89
MultiCare Health System
2.80%, 8/15/2050	120	110
Providence St Joseph Health Obligated Group
Series H, 2.75%, 10/1/2026	36	38
Quest Diagnostics, Inc.
3.45%, 6/1/2026	17	18
2.80%, 6/30/2031	95	97
Rush Obligated Group
Series 2020, 3.92%, 11/15/2029	122	136
Texas Health Resources
2.33%, 11/15/2050	140	115
UnitedHealth Group, Inc.
4.63%, 7/15/2035	34	42
3.50%, 8/15/2039	160	172
Universal Health Services, Inc.
2.65%, 10/15/2030 (a)	170	164
Yale-New Haven Health Services Corp.
Series 2020, 2.50%, 7/1/2050	200	175

		4,909

Hotels, Restaurants & Leisure — 0.0% (b)
McDonald’s Corp.
4.70%, 12/9/2035	60	71
Starbucks Corp.
2.55%, 11/15/2030	170	170

		241

Household Durables — 0.0% (b)
Lennar Corp.
4.50%, 4/30/2024	95	103

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust
1.84%, 11/15/2023 (a)	200	203
Exelon Generation Co. LLC
3.40%, 3/15/2022	50	51
4.25%, 6/15/2022	38	39
3.25%, 6/1/2025	250	268
6.25%, 10/1/2039	100	116
5.75%, 10/1/2041	29	32
PSEG Power LLC
4.15%, 9/15/2021	37	37
Southern Power Co.
5.15%, 9/15/2041	50	57
Tri-State Generation and Transmission Association, Inc.
4.25%, 6/1/2046	25	26

		829

Industrial Conglomerates — 0.2%
General Electric Co.
3.45%, 5/1/2027	105	114
3.63%, 5/1/2030	160	173
5.88%, 1/14/2038	100	129
Honeywell International, Inc.
2.50%, 11/1/2026	150	159
Roper Technologies, Inc.
1.40%, 9/15/2027	350	338
2.00%, 6/30/2030	160	153

		1,066

Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	200	213
3.90%, 4/6/2028 (a)	210	230
3.60%, 4/9/2029 (a)	200	216
American Financial Group, Inc.
3.50%, 8/15/2026	100	108
American International Group, Inc.
3.88%, 1/15/2035	180	196
Assurant, Inc.
4.20%, 9/27/2023	85	92
Athene Global Funding
0.95%, 1/8/2024 (a)	490	489
2.75%, 6/25/2024 (a)	155	164
1.45%, 1/8/2026 (a)	370	364
2.95%, 11/12/2026 (a)	410	430
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	62	73
Brown & Brown, Inc.
2.38%, 3/15/2031	460	442
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42	43
2.70%, 3/13/2023	120	126
CNA Financial Corp.
3.95%, 5/15/2024	44	48
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)
(ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (d) (e)	200	215

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/2077 (a)	21	24
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	120	117
Hartford Financial Services Group, Inc. (The)
4.30%, 4/15/2043	70	79
Intact US Holdings, Inc.
4.60%, 11/9/2022	100	106
Jackson National Life Global Funding
3.88%, 6/11/2025 (a)	87	96
3.05%, 4/29/2026 (a)	104	111
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	27	31
3.95%, 10/15/2050 (a)	207	214
Lincoln National Corp.
4.20%, 3/15/2022	20	21
4.00%, 9/1/2023	50	54
Manulife Financial Corp. (Canada)
(USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	100	110
Markel Corp.
3.63%, 3/30/2023	40	42
MetLife, Inc.
4.13%, 8/13/2042	28	32
New York Life Global Funding
2.00%, 4/13/2021 (a)	29	29
2.35%, 7/14/2026 (a)	65	68
New York Life Insurance Co.
4.45%, 5/15/2069 (a)	105	124
Pacific Life Insurance Co.
(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	134	145
Principal Financial Group, Inc.
3.13%, 5/15/2023	30	32
3.70%, 5/15/2029	30	32
Progressive Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (d) (e)	50	52
Prudential Financial, Inc.
3.91%, 12/7/2047	61	66
Prudential Insurance Co. of America (The)
8.30%, 7/1/2025 (a)	150	190
Reliance Standard Life Global Funding II
3.85%, 9/19/2023 (a)	105	113
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (a)	50	56

		5,393

Internet & Direct Marketing Retail — 0.0% (b)
Amazon.com, Inc.
3.88%, 8/22/2037	80	92

IT Services — 0.1%
DXC Technology Co.
4.25%, 4/15/2024	34	37
Fiserv, Inc.
3.20%, 7/1/2026	70	76
4.40%, 7/1/2049	65	75
Global Payments, Inc.
4.15%, 8/15/2049	140	153
Western Union Co. (The)
3.60%, 3/15/2022	100	102

		443

Leisure Products — 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	332	357

Life Sciences Tools & Services — 0.0% (b)
Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	30	32

Machinery — 0.1%
nVent Finance SARL (United Kingdom)
4.55%, 4/15/2028	75	79
Otis Worldwide Corp.
2.57%, 2/15/2030	280	282
Parker-Hannifin Corp.
4.45%, 11/21/2044	30	35
4.10%, 3/1/2047	21	23
Xylem, Inc.
2.25%, 1/30/2031	110	108

		527

Media — 0.9%
Charter Communications Operating LLC
3.75%, 2/15/2028	245	265
5.38%, 4/1/2038	38	45
4.80%, 3/1/2050	240	257
3.70%, 4/1/2051	445	417
Comcast Cable Holdings LLC
10.13%, 4/15/2022	75	82
Comcast Corp.
3.95%, 10/15/2025	119	133
3.15%, 3/1/2026	127	138
3.55%, 5/1/2028	66	73
1.95%, 1/15/2031	170	164
1.50%, 2/15/2031	300	277
4.25%, 1/15/2033	167	193
4.20%, 8/15/2034	89	102
3.90%, 3/1/2038	32	36
4.60%, 10/15/2038	145	175
3.25%, 11/1/2039	130	134
3.75%, 4/1/2040	160	176
4.00%, 11/1/2049	52	58
3.45%, 2/1/2050	246	253

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.95%, 10/15/2058	180	236
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	67	72
1.80%, 10/1/2030 (a)	235	218
4.60%, 8/15/2047 (a)	39	45
2.95%, 10/1/2050 (a)	180	159
Discovery Communications LLC
5.20%, 9/20/2047	80	95
4.00%, 9/15/2055 (a)	124	122
Fox Corp.
5.58%, 1/25/2049	170	217
Time Warner Cable LLC
6.55%, 5/1/2037	50	66
7.30%, 7/1/2038	50	69
5.50%, 9/1/2041	100	119
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	90	130
ViacomCBS, Inc.
3.70%, 8/15/2024	99	107
4.00%, 1/15/2026	42	46
5.85%, 9/1/2043	110	141

		4,820

Metals & Mining — 0.6%
Anglo American Capital plc (South Africa)
4.00%, 9/11/2027 (a)	200	222
2.63%, 9/10/2030 (a)	200	195
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	112	120
1.63%, 9/1/2025 (a)	705	705
2.50%, 9/1/2030 (a)	750	721
Nucor Corp.
2.98%, 12/15/2055 (a)	30	27
Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	600	593
Steel Dynamics, Inc.
1.65%, 10/15/2027	126	123
3.45%, 4/15/2030	177	189
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	130	135

		3,030

Multiline Retail — 0.2%
Dollar General Corp.
4.13%, 5/1/2028	55	62
Kohl’s Corp.
9.50%, 5/15/2025	120	156
3.38%, 5/1/2031	402	401
Nordstrom, Inc.
4.25%, 8/1/2031 (a)	300	300

		919

Multi-Utilities — 0.3%
Ameren Illinois Co.
3.25%, 3/15/2050	185	186
CMS Energy Corp.
3.88%, 3/1/2024	110	118
2.95%, 2/15/2027	47	50
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38	49
4.50%, 5/15/2058	54	62
Consumers Energy Co.
3.25%, 8/15/2046	19	19
Delmarva Power & Light Co.
4.15%, 5/15/2045	50	55
Dominion Energy, Inc.
Series B, 2.75%, 9/15/2022	60	62
New York State Electric & Gas Corp.
3.25%, 12/1/2026 (a)	50	54
NiSource, Inc.
2.95%, 9/1/2029	85	87
1.70%, 2/15/2031	190	176
San Diego Gas & Electric Co.
5.35%, 5/15/2035	70	85
Sempra Energy
4.05%, 12/1/2023	62	67
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	37	37
2.45%, 10/1/2023	19	20
3.25%, 6/15/2026	17	18
5.88%, 3/15/2041	96	127
4.40%, 6/1/2043	42	45
3.95%, 10/1/2046	21	22
WEC Energy Group, Inc.
3.55%, 6/15/2025	37	40

		1,379

Oil, Gas & Consumable Fuels — 2.7%
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (a)	120	130
4.25%, 7/15/2027 (a)	73	81
Boardwalk Pipelines LP
4.80%, 5/3/2029	70	77
3.40%, 2/15/2031	170	170
BP Capital Markets America, Inc.
3.02%, 1/16/2027	35	37
1.75%, 8/10/2030	205	194
2.77%, 11/10/2050	130	113
2.94%, 6/4/2051	205	183
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	15	16
3.28%, 9/19/2027	259	280
Buckeye Partners LP
5.85%, 11/15/2043	100	97
Cameron LNG LLC
3.70%, 1/15/2039 (a)	188	199
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	200	211
Chevron Corp.
2.41%, 3/3/2022	150	152
2.57%, 5/16/2023	200	209

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chevron USA, Inc.
3.25%, 10/15/2029	110	119
6.00%, 3/1/2041	114	158
Cimarex Energy Co.
3.90%, 5/15/2027	235	256
ConocoPhillips
3.75%, 10/1/2027 (a)	135	149
2.40%, 2/15/2031 (a)	130	128
Diamondback Energy, Inc.
4.75%, 5/31/2025	550	614
3.25%, 12/1/2026	145	153
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28	31
4.13%, 1/16/2025	33	35
5.38%, 6/26/2026	39	44
Enable Midstream Partners LP
4.95%, 5/15/2028	40	44
4.15%, 9/15/2029	102	106
Energy Transfer Operating LP
4.75%, 1/15/2026	242	269
6.05%, 6/1/2041	100	114
6.00%, 6/15/2048	235	270
5.00%, 5/15/2050	815	844
Eni USA, Inc. (Italy)
7.30%, 11/15/2027	50	65
Enterprise Products Operating LLC
3.90%, 2/15/2024	25	27
3.70%, 2/15/2026	38	42
7.55%, 4/15/2038	86	125
4.45%, 2/15/2043	87	95
5.10%, 2/15/2045	16	19
3.20%, 2/15/2052	50	46
4.95%, 10/15/2054	6	7
EQM Midstream Partners LP
5.50%, 7/15/2028	130	136
EQT Corp.
3.90%, 10/1/2027	60	61
Equinor ASA (Norway)
3.25%, 11/10/2024	23	25
2.88%, 4/6/2025	145	155
Exxon Mobil Corp.
2.99%, 3/19/2025	290	311
3.00%, 8/16/2039	405	394
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (a)	250	242
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	135	137
2.60%, 10/15/2025 (a)	165	167
3.45%, 10/15/2027 (a)	372	385
Hess Corp.
6.00%, 1/15/2040	67	80
HollyFrontier Corp.
2.63%, 10/1/2023	255	263
5.88%, 4/1/2026	138	156
Kinder Morgan, Inc.
2.00%, 2/15/2031	140	130
3.25%, 8/1/2050	170	149
Magellan Midstream Partners LP
3.20%, 3/15/2025	14	15
6.40%, 5/1/2037	70	85
4.20%, 12/1/2042	27	27
Marathon Petroleum Corp.
4.50%, 5/1/2023	213	229
3.63%, 9/15/2024	29	31
4.70%, 5/1/2025	127	143
MPLX LP
4.50%, 7/15/2023	213	229
4.00%, 2/15/2025	235	256
4.13%, 3/1/2027	52	58
4.80%, 2/15/2029	261	300
2.65%, 8/15/2030	210	206
4.50%, 4/15/2038	140	153
4.70%, 4/15/2048	10	11
5.50%, 2/15/2049	85	100
ONEOK Partners LP
3.38%, 10/1/2022	8	8
5.00%, 9/15/2023	72	78
6.65%, 10/1/2036	15	19
ONEOK, Inc.
2.20%, 9/15/2025	250	254
3.40%, 9/1/2029	60	62
Phillips 66 Partners LP
3.15%, 12/15/2029	95	96
4.90%, 10/1/2046	37	41
Pioneer Natural Resources Co.
1.90%, 8/15/2030	270	251
Plains All American Pipeline LP
4.65%, 10/15/2025	235	256
5.15%, 6/1/2042	120	122
4.30%, 1/31/2043	30	28
4.70%, 6/15/2044	110	105
Sabine Pass Liquefaction LLC
5.75%, 5/15/2024	235	265
5.00%, 3/15/2027	450	513
Spectra Energy Partners LP
5.95%, 9/25/2043	25	31
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	60	75
6.80%, 5/15/2038	145	199
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	24	26
6.10%, 2/15/2042	60	67
TC PipeLines LP
3.90%, 5/25/2027	26	28
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (a)	120	119

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas Eastern Transmission LP
3.50%, 1/15/2028 (a)	15	16
Total Capital International SA (France)
2.99%, 6/29/2041	350	336
3.46%, 7/12/2049	145	145
3.13%, 5/29/2050	260	245
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70	91
4.75%, 5/15/2038	80	92
Valero Energy Corp.
2.70%, 4/15/2023	155	161
1.20%, 3/15/2024	230	230
2.15%, 9/15/2027	210	206
7.50%, 4/15/2032	14	19
Williams Cos., Inc. (The)
3.90%, 1/15/2025	25	27
4.85%, 3/1/2048	53	59

		14,813

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The)
2.60%, 4/15/2030	404	416
3.13%, 12/1/2049	150	152

		568

Pharmaceuticals — 0.9%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50	71
4.00%, 9/18/2042	40	45
2.13%, 8/6/2050	140	112
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	187	203
1.13%, 11/13/2027	240	233
3.90%, 2/20/2028	100	112
1.45%, 11/13/2030	135	126
4.13%, 6/15/2039	114	133
2.35%, 11/13/2040	175	159
5.00%, 8/15/2045	126	162
4.55%, 2/20/2048	60	73
Mylan, Inc.
3.13%, 1/15/2023 (a)	25	26
5.40%, 11/29/2043	21	25
Royalty Pharma plc
0.75%, 9/2/2023 (a)	240	240
1.20%, 9/2/2025 (a)	235	230
1.75%, 9/2/2027 (a)	235	228
3.30%, 9/2/2040 (a)	195	188
3.55%, 9/2/2050 (a)	200	191
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	83	87
3.20%, 9/23/2026	234	252
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	230	222
3.18%, 7/9/2050	225	215
3.38%, 7/9/2060	200	192
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	210	231
Viatris, Inc.
2.30%, 6/22/2027 (a)	589	594
Zoetis, Inc.
2.00%, 5/15/2030	170	164
3.00%, 5/15/2050	60	57

		4,571

Professional Services — 0.1%
IHS Markit Ltd.
4.25%, 5/1/2029	346	390

Real Estate Management & Development — 0.0% (b)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	200	205

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	85	114
5.40%, 6/1/2041	126	162
4.38%, 9/1/2042	25	29
5.15%, 9/1/2043	77	99
4.70%, 9/1/2045	35	43
CSX Corp.
5.50%, 4/15/2041	50	65
4.75%, 11/15/2048	108	129
3.35%, 9/15/2049	10	10
ERAC USA Finance LLC
4.50%, 8/16/2021 (a)	45	46
2.60%, 12/1/2021 (a)	50	51
7.00%, 10/15/2037 (a)	160	230
5.63%, 3/15/2042 (a)	12	16
JB Hunt Transport Services, Inc.
3.85%, 3/15/2024	70	76
3.88%, 3/1/2026	85	94
Kansas City Southern
4.70%, 5/1/2048	197	232
Norfolk Southern Corp.
3.95%, 10/1/2042	70	77
4.05%, 8/15/2052	40	44
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	25	27
3.40%, 11/15/2026 (a)	25	27
4.20%, 4/1/2027 (a)	75	84
Union Pacific Corp.
4.10%, 9/15/2067	150	161

		1,816

Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.
4.50%, 12/5/2036	64	71
Broadcom Corp.
3.88%, 1/15/2027	100	109
Broadcom, Inc.
4.25%, 4/15/2026	250	277
1.95%, 2/15/2028 (a)	592	579

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.11%, 9/15/2028	126	138
4.75%, 4/15/2029	370	416
Intel Corp.
3.10%, 2/15/2060	50	47
Microchip Technology, Inc.
0.97%, 2/15/2024 (a)	330	329

		1,966

Software — 0.5%
Citrix Systems, Inc.
1.25%, 3/1/2026	95	93
Microsoft Corp.
2.65%, 11/3/2022	160	166
2.00%, 8/8/2023	125	130
3.50%, 2/12/2035	68	76
3.45%, 8/8/2036	60	66
2.92%, 3/17/2052	65	64
3.04%, 3/17/2062	40	39
Oracle Corp.
2.50%, 5/15/2022	52	53
2.40%, 9/15/2023	101	105
2.30%, 3/25/2028	370	375
4.30%, 7/8/2034	23	26
3.90%, 5/15/2035	93	101
3.85%, 7/15/2036	107	114
3.60%, 4/1/2040	450	451
3.65%, 3/25/2041	300	304
4.00%, 7/15/2046	110	113
VMware, Inc.
2.95%, 8/21/2022	101	104

		2,380

Specialty Retail — 0.2%
AutoZone, Inc.
1.65%, 1/15/2031	180	165
Home Depot, Inc. (The)
3.90%, 12/6/2028	110	126
Lowe’s Cos., Inc.
1.30%, 4/15/2028	432	411
3.65%, 4/5/2029	141	154
2.63%, 4/1/2031	105	105
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	80	86
3.60%, 9/1/2027	49	54
1.75%, 3/15/2031	85	79

		1,180

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.20%, 5/13/2025	32	35
2.45%, 8/4/2026	74	78
3.00%, 6/20/2027	56	61
3.45%, 2/9/2045	82	87
3.85%, 8/4/2046	117	131
3.75%, 9/12/2047	140	154
Dell International LLC
5.45%, 6/15/2023 (a)	120	131
6.02%, 6/15/2026 (a)	345	409
HP, Inc.
3.00%, 6/17/2027	160	169

		1,255

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (a)	200	221
1.00%, 1/20/2026 (a)	305	297
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	250	249
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	250	242
Nationwide Building Society (United Kingdom)
1.00%, 8/28/2025 (a)	200	197

		1,206

Tobacco — 0.2%
Altria Group, Inc.
2.45%, 2/4/2032	410	392
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	210	208
3.73%, 9/25/2040	140	133
4.54%, 8/15/2047	60	60
3.98%, 9/25/2050	220	206
BAT International Finance plc (United Kingdom)
1.67%, 3/25/2026	160	158

		1,157

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	245	250
3.25%, 3/1/2025	48	51
3.38%, 7/1/2025	378	398
2.88%, 1/15/2026	160	166
3.25%, 10/1/2029	220	221
Aviation Capital Group LLC
2.88%, 1/20/2022 (a)	100	101
5.50%, 12/15/2024 (a)	174	195
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021 (a)	200	201
International Lease Finance Corp.
8.63%, 1/15/2022	70	74
5.88%, 8/15/2022	150	161
WW Grainger, Inc.
4.60%, 6/15/2045	77	93

		1,911

Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.38%, 4/30/2025 (a)	360	383

Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	35	38
4.00%, 12/1/2046	52	57

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
3.45%, 5/1/2050	225		227

			322

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	200		214
4.38%, 4/22/2049	200		229
Rogers Communications, Inc. (Canada)
4.35%, 5/1/2049	100		109
T-Mobile USA, Inc.
1.50%, 2/15/2026 (a)	280		277
3.75%, 4/15/2027 (a)	460		503
2.05%, 2/15/2028 (a)	370		363
3.88%, 4/15/2030 (a)	850		923
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	64		80
4.88%, 6/19/2049	255		303

			3,001

TOTAL CORPORATE BONDS (Cost $160,286)			164,589

MORTGAGE-BACKED SECURITIES — 22.1%
FHLMC
Pool # 611141, ARM, 2.71%, 1/1/2027 (g)	12		12
Pool # 846812, ARM, 2.57%, 4/1/2030 (g)	3		3
Pool # 1B1665, ARM, 3.65%, 4/1/2034 (g)	14		14
Pool # 1B2844, ARM, 2.59%, 3/1/2035 (g)	28		30
Pool # 1B3209, ARM, 2.15%, 1/1/2037 (g)	10		10
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	1		1
Pool # C00785, 6.50%, 6/1/2029	7		8
Pool # C01292, 6.00%, 2/1/2032	4		5
Pool # A13625, 5.50%, 10/1/2033	28		32
Pool # A28796, 6.50%, 11/1/2034	7		8
Pool # A46417, 7.00%, 4/1/2035	33		39
Pool # V83115, 4.50%, 3/1/2047	894		983
Pool # Q48338, 4.50%, 5/1/2047	94		104
Pool # G61060, 4.50%, 6/1/2047	1,199		1,323
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	30		33
Pool # U80265, 3.50%, 4/1/2033	315		338
Pool # U90690, 3.50%, 6/1/2042	318		346
Pool # U90975, 4.00%, 6/1/2042	133		147
Pool # U99134, 4.00%, 1/1/2046	206		227
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	602		653
Pool # QB1284, 3.50%, 7/1/2050	956		1,013
Pool # QB1248, 4.00%, 7/1/2050	1,032		1,132
FNMA
Pool # 303532, ARM, 3.92%, 3/1/2029 (g)	—	(h)	—	(h)
Pool # 745446, ARM, 2.60%, 4/1/2033 (g)	15		15
Pool # 722985, ARM, 2.53%, 7/1/2033 (g)	14		14
Pool # 766610, ARM, 2.03%, 1/1/2034 (g)	30		30
Pool # 735332, ARM, 2.85%, 8/1/2034 (g)	29		30
Pool # 735740, ARM, 2.80%, 10/1/2034 (g)	17		17
Pool # 810896, ARM, 1.76%, 1/1/2035 (g)	57		60
Pool # 823660, ARM, 2.88%, 5/1/2035 (g)	26		27
FNMA UMBS, 15 Year
Pool # 840495, 5.50%, 4/1/2022	1		1
Pool # 899316, 5.50%, 4/1/2022	—	(h)	—	(h)
Pool # 928637, 6.00%, 9/1/2022	1		1
Pool # 949415, 4.50%, 3/1/2023	2		2
Pool # 962871, 4.50%, 5/1/2023	3		4
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	1		1
Pool # 555791, 6.50%, 12/1/2022	1		1
Pool # 762498, 5.00%, 11/1/2023	37		41
Pool # 255609, 4.50%, 1/1/2025	5		6
Pool # FM1345, 4.50%, 11/1/2038	843		928

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA UMBS, 30 Year
Pool # 250375, 6.50%, 9/1/2025	1		1
Pool # 338417, 6.50%, 5/1/2026	—	(h)	—	(h)
Pool # 689977, 8.00%, 3/1/2027	9		10
Pool # 755973, 8.00%, 11/1/2028	19		21
Pool # 252211, 6.00%, 1/1/2029	1		1
Pool # 524949, 7.50%, 3/1/2030	6		6
Pool # 622534, 3.00%, 9/1/2031	101		105
Pool # 788150, 6.00%, 3/1/2032	15		17
Pool # 545639, 6.50%, 4/1/2032	31		36
Pool # 674349, 6.00%, 3/1/2033	5		6
Pool # AD0755, 7.00%, 6/1/2035	411		486
Pool # 833039, 5.00%, 9/1/2035	20		23
Pool # 745932, 6.50%, 11/1/2036	40		46
Pool # 944831, 5.50%, 2/1/2038	4		5
Pool # 961799, 5.50%, 3/1/2038	2		3
Pool # 985558, 5.50%, 6/1/2038	1		1
Pool # AL3438, 6.50%, 10/1/2038	384		435
Pool # AA4236, 4.50%, 4/1/2039	142		158
Pool # 935241, 4.50%, 5/1/2039	5		6
Pool # MA2535, 4.50%, 2/1/2046	294		324
Pool # BH4683, 4.00%, 6/1/2047	370		407
Pool # BH4684, 4.00%, 6/1/2047	358		392
Pool # BH4685, 4.00%, 6/1/2047	316		349
Pool # BK9030, 5.00%, 10/1/2048	936		1,037
Pool # BM5430, 5.00%, 1/1/2049	553		627
Pool # BN5899, 5.00%, 2/1/2049	186		206
Pool # BK8745, 4.50%, 4/1/2049	556		604
Pool # BN4707, 5.00%, 4/1/2049	852		956
Pool # FM1939, 4.50%, 5/1/2049	496		539
Pool # CA3713, 5.00%, 6/1/2049	491		543
Pool # BN6475, 4.00%, 7/1/2049	361		388
Pool # BO2170, 4.00%, 7/1/2049	490		527
Pool # BO2305, 4.00%, 7/1/2049	147		158
Pool # BK8758, 4.50%, 7/1/2049	572		630
Pool # BO5625, 3.50%, 8/1/2049	891		958
Pool # BP4357, 3.00%, 2/1/2050	1,093		1,173
FNMA, 30 Year
Pool # 506427, 9.00%, 4/1/2025	7		7
Pool # 535442, 8.50%, 6/1/2030	2		2
FNMA, Other
Pool # AM0806, 2.45%, 11/1/2022	487		498
Pool # AM1619, 2.34%, 12/1/2022	237		242
Pool # AM2747, 2.50%, 4/1/2023	500		516
Pool # AM3244, 2.52%, 5/1/2023	1,000		1,033
Pool # AM3851, 3.02%, 7/1/2023	1,000		1,045
Pool # AN0029, 3.10%, 9/1/2025	962		1,044
Pool # AM4660, 3.77%, 12/1/2025	289		322
Pool # AN0890, 2.63%, 3/1/2026	473		503
Pool # AM6381, 3.29%, 8/1/2026	990		1,079
Pool # BL0044, 3.71%, 8/1/2026	785		874
Pool # AM7321, 3.12%, 11/1/2026	943		1,029
Pool # AM7515, 3.34%, 2/1/2027	1,000		1,100
Pool # AN1600, 2.59%, 6/1/2028	856		908
Pool # AN9686, 3.52%, 6/1/2028	500		560
Pool # 109452, 3.64%, 8/1/2028	966		1,088
Pool # 405220, 6.00%, 9/1/2028	8		8
Pool # BL5798, 2.47%, 12/1/2028	1,255		1,314
Pool # BL1040, 3.81%, 12/1/2028	300		343
Pool # BL4435, 2.42%, 10/1/2029	700		732

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AN6846, 2.93%, 10/1/2029	1,100		1,188
Pool # BL4333, 2.52%, 11/1/2029	1,094		1,152
Pool # BS0448, 1.27%, 12/1/2029	1,296		1,244
Pool # AN9976, 3.96%, 2/1/2030	1,200		1,371
Pool # BL6267, 2.01%, 4/1/2030	1,350		1,360
Pool # AM8692, 3.03%, 4/1/2030	650		702
Pool # AM8544, 3.08%, 4/1/2030	474		516
Pool # BL6386, 2.02%, 8/1/2030	1,059		1,067
Pool # BL9251, 1.45%, 10/1/2030	1,200		1,154
Pool # BL9645, 1.50%, 1/1/2031	1,100		1,060
Pool # BL9627, 1.56%, 1/1/2031	1,300		1,260
Pool # 754922, 5.50%, 9/1/2033	28		32
Pool # BL4886, 2.84%, 11/1/2034	797		838
Pool # 847108, 6.50%, 10/1/2035	72		81
Pool # AL9678, 4.00%, 2/1/2036	882		954
Pool # AN1330, 3.19%, 3/1/2036	1,033		1,118
Pool # 257172, 5.50%, 4/1/2038	4		4
Pool # AO9352, 4.00%, 7/1/2042	170		187
Pool # MA1125, 4.00%, 7/1/2042	230		252
Pool # MA1178, 4.00%, 9/1/2042	120		131
Pool # MA1437, 3.50%, 5/1/2043	372		406
Pool # AL6167, 3.50%, 1/1/2044	395		431
Pool # MA2545, 3.50%, 2/1/2046	767		837
Pool # MA2793, 3.50%, 10/1/2046	263		287
Pool # BF0464, 3.50%, 3/1/2060	1,152		1,263
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 5/25/2036 (i)	2,560		2,624
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 5/25/2051 (i)	3,800		3,891
TBA, 2.00%, 6/25/2051 (i)	33,845		33,651
GNMA I, 30 Year
Pool # 326977, 7.50%, 5/15/2023	1		1
Pool # 359588, 7.50%, 6/15/2023	—	(h)	—	(h)
Pool # 782507, 9.50%, 10/15/2024	—	(h)	—	(h)
Pool # 780029, 9.00%, 11/15/2024	—	(h)	—	(h)
Pool # 405535, 7.00%, 12/15/2025	1		1
Pool # 412336, 8.00%, 10/15/2027	1		1
Pool # 451507, 8.00%, 10/15/2027	2		2
Pool # 412369, 7.00%, 11/15/2027	1		1
Pool # 467705, 6.50%, 3/15/2028	1		1
Pool # 472679, 7.00%, 6/15/2028	3		3
Pool # 486537, 7.50%, 9/15/2028	2		2
Pool # 781614, 7.00%, 6/15/2033	4		5
Pool # 617653, 6.00%, 5/15/2037	29		32
Pool # 678574, 5.50%, 6/15/2038	661		781
Pool # 681554, 5.50%, 7/15/2038	568		670
Pool # 678169, 5.50%, 9/15/2038	345		407
Pool # 681568, 5.50%, 9/15/2038	584		686
Pool # 694458, 6.00%, 10/15/2038	5		6
Pool # 782510, 6.50%, 12/15/2038	16		19
GNMA II
Pool # 81074, ARM, 2.75%, 9/20/2034 (g)	33		33
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	1		1
Pool # 2324, 8.00%, 11/20/2026	14		16
Pool # 2341, 7.50%, 12/20/2026	1		1
Pool # 2362, 8.00%, 1/20/2027	2		2
Pool # BJ9823, 3.75%, 4/20/2048	1,506		1,683
Pool # BP4337, 4.50%, 9/20/2049	745		833
Pool # BP5551, 4.50%, 9/20/2049	786		877
Pool # BR0553, 4.50%, 2/20/2050	690		786
Pool # BS7393, 4.00%, 3/20/2050	990		1,082

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BT8093, 3.50%, 4/20/2050	1,172	1,262
Pool # BS7411, 4.00%, 4/20/2050	1,809	1,977
Pool # BT4341, 3.00%, 7/20/2050	1,383	1,465
Pool # MA7136, 2.50%, 1/20/2051	11,124	11,487
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	110	119

TOTAL MORTGAGE-BACKED SECURITIES (Cost $114,478)		116,373

U.S. TREASURY OBLIGATIONS — 18.4%
U.S. Treasury Bonds
8.00%, 11/15/2021	338	355
4.25%, 5/15/2039	105	138
1.13%, 5/15/2040	285	233
3.88%, 8/15/2040	100	126
1.88%, 2/15/2041	940	875
3.13%, 11/15/2041	950	1,082
2.75%, 11/15/2042	2,345	2,513
3.13%, 2/15/2043	500	569
2.88%, 5/15/2043	1,590	1,739
3.63%, 8/15/2043	2,350	2,884
3.75%, 11/15/2043	702	878
3.63%, 2/15/2044	645	793
3.38%, 5/15/2044	1,000	1,184
3.00%, 11/15/2044	663	739
2.50%, 2/15/2045	2,000	2,042
2.88%, 8/15/2045	500	546
3.00%, 11/15/2045	1,000	1,116
2.25%, 8/15/2046	3,704	3,593
3.00%, 2/15/2048	90	101
3.13%, 5/15/2048	176	202
2.88%, 5/15/2049	160	176
2.25%, 8/15/2049	1,095	1,059
2.38%, 11/15/2049	265	263
2.00%, 2/15/2050	645	590
1.38%, 8/15/2050	140	109
1.63%, 11/15/2050	2,000	1,667
1.88%, 2/15/2051	2,570	2,281
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300	653
2.50%, 1/15/2029	100	156
U.S. Treasury Notes
2.25%, 4/30/2021	115	115
2.63%, 5/15/2021	155	155
3.13%, 5/15/2021	600	602
2.00%, 5/31/2021	300	301
2.13%, 8/15/2021	500	504
1.25%, 10/31/2021	3,500	3,524
2.00%, 10/31/2021	100	101
1.88%, 11/30/2021	950	962
1.38%, 1/31/2022	9,000	9,098
1.75%, 2/28/2022	3,300	3,350
1.63%, 8/31/2022	1,000	1,021
1.75%, 9/30/2022	150	154
1.50%, 2/28/2023	525	538
1.75%, 5/15/2023	3,079	3,180
2.75%, 5/31/2023	46	49
2.50%, 8/15/2023	600	632
1.38%, 8/31/2023	700	719
1.63%, 10/31/2023	2,000	2,070
2.13%, 2/29/2024	94	99
2.50%, 5/15/2024	30	32
2.00%, 6/30/2024	10	11
2.25%, 11/15/2024	112	119
1.75%, 12/31/2024	2,621	2,734
2.00%, 2/15/2025	1,000	1,053
2.88%, 4/30/2025	146	159
2.13%, 5/15/2025	500	529
2.88%, 5/31/2025	318	346
2.00%, 8/15/2025	729	768
2.25%, 11/15/2025	610	650
1.63%, 2/15/2026	59	61
0.50%, 2/28/2026	4,015	3,937
1.50%, 8/15/2026	28	29
2.00%, 11/15/2026	84	88
1.75%, 12/31/2026	2,282	2,362
2.25%, 2/15/2027	108	115
0.38%, 9/30/2027	1,160	1,092
2.75%, 2/15/2028	65	71
2.88%, 5/15/2028	991	1,089
1.75%, 11/15/2029	265	268
1.50%, 2/15/2030	129	127
0.88%, 11/15/2030	2,050	1,896
U.S. Treasury STRIPS Bonds
2.10%, 5/15/2021 (j)	1,590	1,590
2.24%, 8/15/2021 (j)	1,800	1,800
3.33%, 11/15/2021 (j)	675	675
3.02%, 2/15/2022 (j)	720	720
2.82%, 5/15/2022 (j)	760	759
3.30%, 8/15/2022 (j)	75	75
1.91%, 11/15/2022 (j)	750	749
3.14%, 2/15/2023 (j)	2,690	2,681
2.76%, 5/15/2023 (j)	2,420	2,411
2.32%, 8/15/2023 (j)	1,890	1,880
2.78%, 11/15/2023 (j)	173	172
1.75%, 2/15/2024 (j)	327	324
3.45%, 11/15/2024 (j)	110	108
3.97%, 2/15/2025 (j)	50	49
5.37%, 5/15/2026 (j)	100	95

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.68%, 8/15/2026 (j)	23	22
3.81%, 11/15/2026 (j)	250	233
4.41%, 2/15/2027 (j)	300	278
3.86%, 5/15/2027 (j)	725	668
3.48%, 8/15/2027 (j)	250	229
4.23%, 11/15/2027 (j)	710	645
3.24%, 2/15/2028 (j)	27	24
3.08%, 5/15/2028 (j)	140	125
8.00%, 8/15/2028 (j)	50	44
4.39%, 2/15/2029 (j)	658	577
4.13%, 11/15/2029 (j)	200	172
5.08%, 5/15/2030 (j)	300	254
4.22%, 8/15/2030 (j)	300	252
3.79%, 11/15/2030 (j)	500	417
4.84%, 2/15/2031 (j)	350	289
4.15%, 5/15/2031 (j)	275	226
3.46%, 11/15/2031 (j)	760	615
4.01%, 2/15/2032 (j)	350	281
4.49%, 11/15/2032 (j)	800	629
4.04%, 2/15/2033 (j)	400	313
4.14%, 5/15/2033 (j)	1,175	912
6.84%, 8/15/2033 (j)	100	77
4.65%, 11/15/2033 (j)	1,025	784
4.16%, 2/15/2034 (j)	775	588
3.51%, 11/15/2034 (j)	50	37
3.46%, 2/15/2035 (j)	65	48
3.77%, 5/15/2035 (j)	250	183
2.44%, 11/15/2041 (j)	100	60

TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,784)		96,442

ASSET-BACKED SECURITIES — 10.5%
ACC Trust
Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	151	152
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	101	100
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	74	74
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	227	221
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	161	152
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	34	34
Series 2016-3, Class AA, 3.00%, 10/15/2028	195	196
Series 2017-1, Class AA, 3.65%, 2/15/2029	130	131
American Homes 4 Rent
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (a)	380	401
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	100	108
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	400	427
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 ‡ (a)	200	215
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	222	238
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	200	220
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 ‡ (a)	200	216
American Tower Trust #1
3.07%, 3/15/2023 (a)	80	81
3.65%, 3/23/2028 (a)	160	173
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	850	864
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	1,000	1,019
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	750	753
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	1,000	993
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	73	76
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	98	98
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	146	146
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	557	567
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	1,004	1,017
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	570	568
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	357	367
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	160	162
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	675	693
Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	875	899
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	940	977
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	1,000	1,043

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CIG Auto Receivables Trust
Series 2020-1A, Class C, 1.75%, 1/12/2026 (a)	1,000	1,014
Continental Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	121	127
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	500	526
Series 2019-3, Class B, 3.16%, 10/15/2052 ‡ (a)	700	725
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	810	761
CPS Auto Trust
Series 2018-C, Class C, 3.68%, 6/17/2024 (a)	1,057	1,066
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	645	664
Credit Suisse ABS Trust
Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	773	788
Crown Castle Towers LLC
3.22%, 5/15/2022 (a)	42	42
3.66%, 5/15/2025 (a)	60	64
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.86%, 3/25/2034 ‡ (g)	12	12
Series 2004-1, Class M2, 0.93%, 3/25/2034 ‡ (g)	5	5
Series 2004-1, Class 3A, 0.67%, 4/25/2034 ‡ (g)	1	1
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	650	646
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	304	325
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	66	66
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	217	219
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	86	86
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	57	57
Series 2019-4, Class C, 2.51%, 11/17/2025	375	384
Series 2019-1, Class D, 4.09%, 6/15/2026	170	177
Series 2020-2, Class D, 3.05%, 5/15/2028	1,000	1,052
DT Auto Owner Trust
Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	11	11
Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	604	616
Series 2020-2A, Class B, 2.08%, 3/16/2026 (a)	850	867
Exeter Automobile Receivables Trust
Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	7	7
Series 2018-1A, Class C, 3.03%, 1/17/2023 (a)	4	4
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	415	422
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	590	611
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	1,315	1,354
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 9/17/2025 ‡ (a)	800	802
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	500	509
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	850	860
FNMA, Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027	428	458
FORT CRE LLC
Series 2018-1A, Class C, 2.94%, 11/16/2035 ‡ (a) (g)	760	743
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	654	677
FREED ABS Trust
Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	71	71
Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	800	814
Gold Key Resorts LLC
Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	9	9
Goodgreen
Series 2019-2A, Class A, 2.76%, 10/15/2054 (a)	375	380
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	50	52
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	209	218
HERO (Cayman Islands)
Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	68	65
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	163	173
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	41	42
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	118	124
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	69	70

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lakeview CDO LLC
1.86%, 11/10/2032 ‡ (g)	726	726
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	68	68
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 1.13%, 8/25/2033 ‡ (g)	15	15
Series 2004-1, Class M1, 0.86%, 2/25/2034 ‡ (g)	40	40
Series 2004-1, Class M2, 0.93%, 2/25/2034 ‡ (g)	4	4
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	925	946
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	560	560
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038‡ (a)	571	581
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	135	138
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 0.78%, 3/25/2035 ‡ (g)	66	66
NMEF Funding LLC
Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	870	886
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	1,000	1,011
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	270	274
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (a)	834	836
Oportun Funding X LLC
Series 2018-C, Class A, 4.10%, 10/8/2024 (a)	801	811
Oportun Funding XIII LLC
Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	560	574
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	1,845	1,847
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (f)	646	652
Progress Residential Trust
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	800	811
Prosper Marketplace Issuance Trust
Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	3	3
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	51	54
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	346	352
Series 2019-2, Class C, 2.90%, 10/15/2024	190	194
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.00%, 8/20/2036 ‡ (a)	461	467
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	575	580
Small Business Lending Trust
Series 2020-A, Class B, 3.20%, 12/15/2026 ‡ (a)	2,300	2,313
Spirit Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.38%, 2/15/2030	51	51
Spruce ABS Trust
Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	4	4
Synchrony Card Funding LLC
Series 2019-A1, Class A, 2.95%, 3/15/2025	809	830
Series 2019-A2, Class A, 2.34%, 6/15/2025	850	870
Synchrony Card Issuance Trust
Series 2018-A1, Class A, 3.38%, 9/15/2024	370	375
Tricolor Auto Securitization Trust
Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	781	782
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	136	141
Series 2016-1, Class B, 3.65%, 1/7/2026	49	48
Series 2018-1, Class B, 4.60%, 3/1/2026	31	31
Series 2014-1, Class A, 4.00%, 4/11/2026	50	52
Series 2016-2, Class AA, 2.88%, 10/7/2028	81	83
Series 2016-2, Class A, 3.10%, 10/7/2028	261	253
Series 2018-1, Class A, 3.70%, 3/1/2030	358	360
Series 2019-1, Class AA, 4.15%, 8/25/2031	236	252
Series 2019-2, Class AA, 2.70%, 5/1/2032	219	212
US Auto Funding LLC
Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	474	478
Series 2018-1A, Class A, 5.50%, 7/15/2023 (a)	75	76

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Vericrest Opportunity Loan Trust
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (a) (f)	368		369
Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050 ‡ (a) (f)	515		518
Verizon Owner Trust
Series 2018-A, Class A1A, 3.23%, 4/20/2023	205		207
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (f)	1,015		1,014
Westgate Resorts LLC
Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	47		47
Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	565		583
World Financial Network Credit Card Master Trust
Series 2019-A, Class A, 3.14%, 12/15/2025	375		384

TOTAL ASSET-BACKED SECURITIES (Cost $54,169)			54,976

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.3%
Acre
6.25%, 12/22/2021‡	273		270
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	625		629
Series 2005-22T1, Class A2, IF, IO, 4.96%, 6/25/2035 ‡ (g)	326		47
Series 2005-20CB, Class 3A8, IF, IO, 4.64%, 7/25/2035 ‡ (g)	180		22
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	252		251
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	95		89
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	2		1
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	13		10
Series 2005-E, Class 4A1, 3.00%, 3/20/2035 (g)	3		3
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	63		63
Series 2005-7, Class 30, PO, 11/25/2035 ‡	11		10
Bayview Financing Trust
Series 2020-3F, Class A, 3.11%, 11/10/2022 ‡ (a) (g)	966		966
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 2.60%, 10/25/2033 (g)	12		11
Series 2006-1, Class A1, 2.37%, 2/25/2036 (g)	48		50
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 2.55%, 5/20/2034 (g)	8		8
Series 2004-HYB3, Class 2A, 2.98%, 6/20/2034 (g)	15		16
Series 2004-7, Class 2A1, 3.49%, 6/25/2034 (g)	17		17
Series 2005-16, Class A23, 5.50%, 9/25/2035	34		30
Series 2005-22, Class 2A1, 2.67%, 11/25/2035 (g)	80		77
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	—	(h)	—	(h)
Series 2003-HYB1, Class A, 2.60%, 9/25/2033 (g)	6		6
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1		1
Series 2005-1, Class 2A1A, 2.22%, 2/25/2035 (g)	42		40
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (g)	1,919		1,914
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	68		88
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	9		9
FHLMC, REMIC
Series 1250, Class J, 7.00%, 5/15/2022	—	(h)	—	(h)
Series 1316, Class Z, 8.00%, 6/15/2022	—	(h)	—	(h)
Series 1324, Class Z, 7.00%, 7/15/2022	1		1
Series 1343, Class LB, 7.50%, 8/15/2022	1		1
Series 1343, Class LA, 8.00%, 8/15/2022	4		4
Series 1395, Class G, 6.00%, 10/15/2022	1		1
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (g)	1		1
Series 2535, Class BK, 5.50%, 12/15/2022	4		4
Series 1798, Class F, 5.00%, 5/15/2023	3		3
Series 1505, Class Q, 7.00%, 5/15/2023	1		1
Series 1518, Class G, IF, 8.85%, 5/15/2023 (g)	1		1
Series 1541, Class O, 0.44%, 7/15/2023 (g)	1		1
Series 2638, Class DS, IF, 8.49%, 7/15/2023 (g)	7		7

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1577, Class PV, 6.50%, 9/15/2023	38		40
Series 1584, Class L, 6.50%, 9/15/2023	21		22
Series 1633, Class Z, 6.50%, 12/15/2023	21		23
Series 1638, Class H, 6.50%, 12/15/2023	28		30
Series 2283, Class K, 6.50%, 12/15/2023	3		3
Series 1700, Class GA, PO, 2/15/2024	—	(h)	—	(h)
Series 1865, Class D, PO, 2/15/2024	3		3
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (g)	2		2
Series 1694, Class PK, 6.50%, 3/15/2024	2		2
Series 2033, Class SN, HB, IF, 29.38%, 3/15/2024 (g)	1		—	(h)
Series 2306, Class K, PO, 5/15/2024	1		1
Series 2306, Class SE, IF, IO, 9.29%, 5/15/2024 (g)	3		—	(h)
Series 1863, Class Z, 6.50%, 7/15/2026	7		7
Series 1981, Class Z, 6.00%, 5/15/2027	4		5
Series 1987, Class PE, 7.50%, 9/15/2027	6		7
Series 1999, Class PU, 7.00%, 10/15/2027	18		20
Series 2031, Class PG, 7.00%, 2/15/2028	37		43
Series 2035, Class PC, 6.95%, 3/15/2028	37		42
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2		—	(h)
Series 2057, Class PE, 6.75%, 5/15/2028	50		57
Series 2054, Class PV, 7.50%, 5/15/2028	7		8
Series 2064, Class TE, 7.00%, 6/15/2028	9		10
Series 2075, Class PH, 6.50%, 8/15/2028	8		9
Series 2095, Class PE, 6.00%, 11/15/2028	25		28
Series 2132, Class SB, HB, IF, 30.05%, 3/15/2029 (g)	1		2
Series 2178, Class PB, 7.00%, 8/15/2029	14		16
Series 2182, Class ZB, 8.00%, 9/15/2029	25		29
Series 2204, Class GB, 8.00%, 12/20/2029 (g)	—	(h)	—	(h)
Series 2247, Class Z, 7.50%, 8/15/2030	5		6
Series 2259, Class ZC, 7.35%, 10/15/2030	105		127
Series 2325, Class PM, 7.00%, 6/15/2031	4		5
Series 2359, Class ZB, 8.50%, 6/15/2031	17		21
Series 2344, Class ZD, 6.50%, 8/15/2031	31		36
Series 2344, Class ZJ, 6.50%, 8/15/2031	5		6
Series 2345, Class NE, 6.50%, 8/15/2031	3		3
Series 2367, Class ME, 6.50%, 10/15/2031	51		58
Series 2390, Class DO, PO, 12/15/2031	5		5
Series 2410, Class OE, 6.38%, 2/15/2032	5		6
Series 2410, Class QX, IF, IO, 8.54%, 2/15/2032 (g)	8		2
Series 2412, Class SP, IF, 15.89%, 2/15/2032 (g)	9		12
Series 2410, Class QS, IF, 19.22%, 2/15/2032 (g)	8		11
Series 2423, Class MC, 7.00%, 3/15/2032	18		21
Series 2423, Class MT, 7.00%, 3/15/2032	28		34
Series 2444, Class ES, IF, IO, 7.84%, 3/15/2032 (g)	11		2
Series 2450, Class SW, IF, IO, 7.89%, 3/15/2032 (g)	8		1
Series 2647, Class A, 3.25%, 4/15/2032	34		36
Series 2435, Class CJ, 6.50%, 4/15/2032	62		73
Series 2455, Class GK, 6.50%, 5/15/2032	18		20
Series 2484, Class LZ, 6.50%, 7/15/2032	13		16
Series 2500, Class MC, 6.00%, 9/15/2032	41		47
Series 2543, Class YX, 6.00%, 12/15/2032	567		650
Series 2544, Class HC, 6.00%, 12/15/2032	38		46
Series 2574, Class PE, 5.50%, 2/15/2033	188		218
Series 2575, Class ME, 6.00%, 2/15/2033	83		96
Series 2586, Class WI, IO, 6.50%, 3/15/2033	6		1
Series 4189, Class MI, IO, 3.00%, 6/15/2033	626		4
Series 2764, Class UG, 5.00%, 3/15/2034	162		180
Series 2949, Class GE, 5.50%, 3/15/2035	197		228

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3047, Class OD, 5.50%, 10/15/2035	248		277
Series 3085, Class VS, HB, IF, 28.30%, 12/15/2035 (g)	48		76
Series 3098, Class KG, 5.50%, 1/15/2036	161		185
Series 3117, Class EO, PO, 2/15/2036	16		14
Series 3260, Class CS, IF, IO, 6.03%, 1/15/2037 (g)	15		3
Series 3380, Class SI, IF, IO, 6.26%, 10/15/2037 (g)	882		199
Series 3385, Class SN, IF, IO, 5.89%, 11/15/2037 (g)	9		1
Series 3387, Class SA, IF, IO, 6.31%, 11/15/2037 (g)	33		6
Series 3423, Class PB, 5.50%, 3/15/2038	182		210
Series 3451, Class SA, IF, IO, 5.94%, 5/15/2038 (g)	9		1
Series 3455, Class SE, IF, IO, 6.09%, 6/15/2038 (g)	115		18
Series 3786, Class PD, 4.50%, 1/15/2041	407		464
Series 4029, Class MU, 3.50%, 4/15/2042	284		286
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	28		5
Series 239, Class S30, IF, IO, 7.59%, 8/15/2036 (g)	31		8
Series 262, Class 35, 3.50%, 7/15/2042	156		165
Series 299, Class 300, 3.00%, 1/15/2043	124		127
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.58%, 7/25/2032 (g)	8		9
Series T-54, Class 2A, 6.50%, 2/25/2043	58		68
Series T-54, Class 3A, 7.00%, 2/25/2043	25		30
Series T-56, Class A, PO, 5/25/2043	146		144
Series T-58, Class A, PO, 9/25/2043	11		9
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	73		53
FMC GMSR Issuer Trust
3.69%, 2/25/2024	1,765		1,765
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (g)	1,500		1,489
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	11		13
FNMA, REMIC
Series 2002-1, Class HC, 6.50%, 2/25/2022	1		1
Series 1992-101, Class J, 7.50%, 6/25/2022	2		3
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(h)	—	(h)
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(h)	—	(h)
Series 1996-59, Class J, 6.50%, 8/25/2022	—	(h)	—	(h)
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(h)	—	(h)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(h)	—	(h)
Series G92-59, Class F, 1.16%, 10/25/2022 (g)	—	(h)	—	(h)
Series G92-61, Class Z, 7.00%, 10/25/2022	—	(h)	—	(h)
Series G92-66, Class KA, 6.00%, 12/25/2022	1		1
Series G92-66, Class KB, 7.00%, 12/25/2022	3		3
Series G93-1, Class KA, 7.90%, 1/25/2023	1		1
Series 1997-61, Class ZC, 7.00%, 2/25/2023	8		8
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (g)	1		1
Series 1998-43, Class SA, HB, IF, 20.08%, 4/25/2023 (g)	3		—	(h)
Series 1993-146, Class E, PO, 5/25/2023	3		3
Series 1993-84, Class M, 7.50%, 6/25/2023	157		165
Series 1993-205, Class H, PO, 9/25/2023	1		1
Series 1993-155, Class PJ, 7.00%, 9/25/2023	8		8
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (g)	1		1
Series 1993-165, Class SD, IF, 13.89%, 9/25/2023 (g)	—	(h)	—	(h)
Series 1993-203, Class PL, 6.50%, 10/25/2023	11		12
Series 1995-19, Class Z, 6.50%, 11/25/2023	13		14
Series 1993-230, Class FA, 0.72%, 12/25/2023 (g)	—	(h)	—	(h)
Series 1993-223, Class PZ, 6.50%, 12/25/2023	23		24
Series 1993-225, Class UB, 6.50%, 12/25/2023	11		12
Series 2003-128, Class DY, 4.50%, 1/25/2024	123		128
Series 1994-37, Class L, 6.50%, 3/25/2024	23		25
Series 1994-72, Class K, 6.00%, 4/25/2024	208		220

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1995-2, Class Z, 8.50%, 1/25/2025	2	3
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (g)	9	—	(h)
Series 1997-39, Class PD, 7.50%, 5/20/2027	4	5
Series 1997-46, Class PL, 6.00%, 7/18/2027	7	8
Series 1998-36, Class ZB, 6.00%, 7/18/2028	3	3
Series 1998-46, Class GZ, 6.50%, 8/18/2028	10	11
Series 1998-58, Class PC, 6.50%, 10/25/2028	21	24
Series 2014-15, Class JI, IO, 3.50%, 4/25/2029	4,113	372
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	43	3
Series 2000-52, IO, 8.50%, 1/25/2031	2	—	(h)
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	59	8
Series 2001-30, Class PM, 7.00%, 7/25/2031	16	19
Series 2001-36, Class DE, 7.00%, 8/25/2031	27	31
Series 2001-44, Class PD, 7.00%, 9/25/2031	3	3
Series 2001-61, Class Z, 7.00%, 11/25/2031	46	55
Series 2002-1, Class SA, HB, IF, 24.83%, 2/25/2032 (g)	1	1
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	45	2
Series 2002-15, PO, 4/25/2032	38	37
Series 2002-28, Class PK, 6.50%, 5/25/2032	18	21
Series 2002-68, Class SH, IF, IO, 7.89%, 10/18/2032 (g)	39	5
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	21	25
Series 2002-77, Class S, IF, 14.28%, 12/25/2032 (g)	4	4
Series 2003-22, Class UD, 4.00%, 4/25/2033	91	101
Series 2003-47, Class PE, 5.75%, 6/25/2033	16	18
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	22	4
Series 2004-4, Class QM, IF, 13.98%, 6/25/2033 (g)	9	10
Series 2003-64, Class SX, IF, 13.46%, 7/25/2033 (g)	4	4
Series 2003-132, Class OA, PO, 8/25/2033	4	4
Series 2003-71, Class DS, IF, 7.31%, 8/25/2033 (g)	24	26
Series 2003-91, Class SD, IF, 12.32%, 9/25/2033 (g)	5	6
Series 2003-116, Class SB, IF, IO, 7.49%, 11/25/2033 (g)	52	10
Series 2003-131, Class CH, 5.50%, 1/25/2034	67	76
Series 2003-130, Class SX, IF, 11.36%, 1/25/2034 (g)	1	1
Series 2004-35, Class AZ, 4.50%, 5/25/2034	82	92
Series 2004-46, Class SK, IF, 16.20%, 5/25/2034 (g)	17	22
Series 2004-36, Class SA, IF, 19.23%, 5/25/2034 (g)	40	57
Series 2004-51, Class SY, IF, 14.02%, 7/25/2034 (g)	3	4
Series 2004-79, Class ZE, 5.50%, 11/25/2034	456	535
Series 2004-91, Class HC, 6.00%, 12/25/2034	688	786
Series 2005-45, Class DC, HB, IF, 23.91%, 6/25/2035 (g)	59	85
Series 2005-84, Class XM, 5.75%, 10/25/2035	37	42
Series 2006-22, Class AO, PO, 4/25/2036	25	23
Series 2006-46, Class SW, HB, IF, 23.80%, 6/25/2036 (g)	7	10
Series 2007-7, Class SG, IF, IO, 6.39%, 8/25/2036 (g)	42	12
Series 2006-110, PO, 11/25/2036	21	20
Series 2006-117, Class GS, IF, IO, 6.54%, 12/25/2036 (g)	30	5
Series 2007-53, Class SH, IF, IO, 5.99%, 6/25/2037 (g)	37	6
Series 2007-88, Class VI, IF, IO, 6.43%, 9/25/2037 (g)	66	14
Series 2007-100, Class SM, IF, IO, 6.34%, 10/25/2037 (g)	35	7
Series 2008-1, Class BI, IF, IO, 5.80%, 2/25/2038 (g)	36	7
Series 2008-16, Class IS, IF, IO, 6.09%, 3/25/2038 (g)	9	1
Series 2008-46, Class HI, IO, 1.75%, 6/25/2038 (g)	35	2
Series 2008-53, Class CI, IF, IO, 7.09%, 7/25/2038 (g)	16	3
Series 2009-112, Class ST, IF, IO, 6.14%, 1/25/2040 (g)	35	6
Series 2010-35, Class SB, IF, IO, 6.31%, 4/25/2040 (g)	16	3
Series 2010-80, Class PZ, 5.00%, 7/25/2040	342	406
Series 2010-102, Class PN, 5.00%, 9/25/2040	580	665
Series 2010-134, Class KZ, 4.50%, 12/25/2040	764	767

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-30, Class DZ, 4.00%, 4/25/2042	286	311
Series 2013-67, Class KZ, 2.50%, 4/25/2043	849	867
Series 2013-128, PO, 12/25/2043	136	118
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	488	80
Series 2014-19, Class Z, 4.50%, 4/25/2044	507	583
Series 2016-38, Class NA, 3.00%, 1/25/2046	126	135
FNMA, REMIC Trust, Whole Loan
Series 1999-W1, PO, 2/25/2029	14	13
Series 1999-W4, Class A9, 6.25%, 2/25/2029	57	64
Series 2002-W7, Class A4, 6.00%, 6/25/2029	144	166
Series 2003-W1, Class 1A1, 5.08%, 12/25/2042 (g)	153	166
Series 2003-W1, Class 2A, 5.63%, 12/25/2042 (g)	22	24
FNMA, REMIC, Whole Loan
Series 2003-7, Class A1, 6.50%, 12/25/2042	117	135
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	3	3
Series 365, Class 8, IO, 5.50%, 5/25/2036	12	2
GMACM Mortgage Loan Trust
Series 2005-AR3, Class 3A4, 3.47%, 6/19/2035 (g)	68	66
GNMA
Series 2001-10, Class PE, 6.50%, 3/16/2031	277	277
Series 2003-24, PO, 3/16/2033	2	2
Series 2004-28, Class S, IF, 19.37%, 4/16/2034 (g)	13	18
Series 2006-38, Class OH, 6.50%, 8/20/2036	500	597
Series 2007-45, Class QA, IF, IO, 6.53%, 7/20/2037 (g)	51	7
Series 2009-79, Class OK, PO, 11/16/2037	28	26
Series 2007-76, Class SA, IF, IO, 6.42%, 11/20/2037 (g)	41	5
Series 2008-2, Class MS, IF, IO, 7.05%, 1/16/2038 (g)	36	7
Series 2015-137, Class WA, 5.53%, 1/20/2038 (g)	221	259
Series 2009-106, Class ST, IF, IO, 5.89%, 2/20/2038 (g)	133	22
Series 2008-55, Class SA, IF, IO, 6.09%, 6/20/2038 (g)	24	4
Series 2009-6, Class SA, IF, IO, 5.99%, 2/16/2039 (g)	14	1
Series 2009-6, Class SH, IF, IO, 5.93%, 2/20/2039 (g)	50	8
Series 2009-31, Class TS, IF, IO, 6.19%, 3/20/2039 (g)	49	4
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	38	7
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	28	6
Series 2009-22, Class SA, IF, IO, 6.16%, 4/20/2039 (g)	68	11
Series 2009-64, Class SN, IF, IO, 5.99%, 7/16/2039 (g)	57	8
Series 2009-104, Class KB, 5.50%, 11/16/2039	236	291
Series 2010-130, Class CP, 7.00%, 10/16/2040	42	51
Series 2011-75, Class SM, IF, IO, 6.49%, 5/20/2041 (g)	80	11
Series 2013-69, Class MA, 1.50%, 8/20/2042	302	305
Series 2016-135, Class Z, 3.00%, 10/20/2046	228	235
Series 2020-30, Class PT, 4.76%, 3/20/2048 (g)	1,006	1,137
Series 2011-H19, Class FA, 0.59%, 8/20/2061 (g)	396	398
Series 2012-H23, Class SA, 0.65%, 10/20/2062 (g)	499	490
Series 2013-H08, Class FC, 0.57%, 2/20/2063 (g)	412	413
Series 2013-H09, Class HA, 1.65%, 4/20/2063	23	23
Series 2014-H17, Class FC, 0.62%, 7/20/2064 (g)	231	231
Series 2015-H16, Class FG, 0.56%, 7/20/2065 (g)	523	525
Series 2015-H30, Class FE, 0.72%, 11/20/2065 (g)	691	698
Series 2016-H11, Class FD, 1.40%, 5/20/2066 (g)	175	175
Series 2016-H26, Class FC, 1.12%, 12/20/2066 (g)	132	135
Series 2017-H14, Class FV, 0.62%, 6/20/2067 (g)	338	340
Goodgreen Trust
Series 2017-R1, 5.00%, 10/20/2051‡	296	296
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	36	36
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	73	77
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	29	31
Headlands Residential LLC
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	675	678

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (f)	390		393
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 0.46%, 5/25/2036 (g)	12		12
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.53%, 11/25/2033 (g)	16		17
LHOME Mortgage Trust
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024 (a)	730		737
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	510		510
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.99%, 4/21/2034 (g)	11		11
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2		2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(h)	—	(h)
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	29		30
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	39		40
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	79		82
Series 2004-7, Class 30, PO, 8/25/2034 ‡	6		5
MASTR Asset Securitization Trust
Series 2003-12, Class 15, PO, 12/25/2018 ‡	—	(h)	—	(h)
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(h)	—	(h)
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	66		67
MASTR Resecuritization Trust
Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	10		8
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (g)	23		23
PHH Alternative Mortgage Trust
Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	118		26
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (f)	1,300		1,301
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (a) (f)	941		947
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 7.44%, 5/25/2018 ‡ (g)	—	(h)	—
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	1		—	(h)
RCO V Mortgage LLC
Series 2020-1, Class A1, 3.10%, 9/25/2025 (a) (f)	920		927
RFMSI Trust
Series 2005-SA4, Class 1A1, 2.95%, 9/25/2035 (g)	19		17
RMIP
5.60%, 8/25/2021‡	472		463
SACO I, Inc.
Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	2		2
SART
4.75%, 7/15/2024	337		340
4.76%, 6/15/2025	414		418
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	614		666
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	295		326
Toorak Mortgage Corp. Ltd.
Series 2019-2, Class A1, 3.72%, 9/25/2022 (f)	495		502
TVC Mortgage Trust
Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (a)	980		987
Vendee Mortgage Trust
Series 1994-1, Class 1, 5.21%, 2/15/2024 (g)	10		10
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	128		136
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	37		41
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	19		22
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	81		91
Series 1998-1, Class 2E, 7.00%, 3/15/2028	22		25
vMobo, Inc.
7.50%, 5/31/2024	555		555
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (f)	454		454
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (f)	1,695		1,686
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	1,190		1,190
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (f)	957		956
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (f)	1,000		1,000
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.95%, 8/25/2033 (g)	4		4
Series 2003-AR9, Class 1A6, 2.77%, 9/25/2033 (g)	21		21
Series 2004-AR3, Class A2, 3.54%, 6/25/2034 (g)	6		7

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.89%, 4/25/2035 ‡ (g)	148	20
Series 2005-2, Class 1A4, IF, IO, 4.94%, 4/25/2035 ‡ (g)	414	52
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	124	21
Series 2005-4, Class CB7, 5.50%, 6/25/2035	107	108
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	28	28

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,412)		43,633

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	300	314
BXMT Ltd.
Series 2017-FL1, Class C, 2.06%, 6/15/2035 ‡ (a) (g)	300	299
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	1,100	1,131
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (g)	125	128
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	750	762
Series 2020-CBM, Class C, 3.40%, 2/10/2037 ‡ (a)	500	492
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200	217
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156	172
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	885	929
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	100	95
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KF12, Class A, 0.82%, 9/25/2022 (g)	5	5
Series KJ09, Class A2, 2.84%, 9/25/2022	71	73
Series KJ11, Class A2, 2.93%, 1/25/2023	151	156
Series K038, Class A2, 3.39%, 3/25/2024	229	247
Series KJ14, Class A2, 2.81%, 9/25/2024	591	629
Series KPLB, Class A, 2.77%, 5/25/2025	250	268
Series K065, Class A2, 3.24%, 4/25/2027	215	237
Series K065, Class AM, 3.33%, 5/25/2027	115	127
Series K066, Class A2, 3.12%, 6/25/2027	267	292
Series K070, Class A2, 3.30%, 11/25/2027 (g)	208	231
Series K072, Class AM, 3.50%, 12/25/2027 (g)	1,000	1,118
Series K079, Class AM, 3.93%, 6/25/2028	588	673
Series K081, Class A2, 3.90%, 8/25/2028 (g)	395	455
Series K082, Class A2, 3.92%, 9/25/2028 (g)	1,054	1,215
Series KL06, Class XFX, IO, 1.36%, 12/25/2029	4,215	393
Series Q013, Class APT2, 1.29%, 5/25/2050 (g)	1,115	1,095
FNMA ACES
Series 2015-M17, Class FA, 1.04%, 11/25/2022 (g)	65	65
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	260	266
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	599	640
Series 2015-M3, Class A2, 2.72%, 10/25/2024	913	963
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	803	864
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	387	421
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	335	365
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (g)	372	405
Series 2018-M10, Class A2, 3.37%, 7/25/2028 (g)	460	515
Series 2017-M5, Class A2, 3.16%, 4/25/2029 (g)	305	336
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (g)	185	203
Series 2020-M50, Class A1, 0.67%, 10/25/2030	962	938
Series 2020-M50, Class A2, 1.20%, 10/25/2030	330	321
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (g)	5,567	639
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	665	651
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (g)	2,940	409
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (g)	168	179

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-K44, Class B, 3.68%, 1/25/2048 (a) (g)	640	693
Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (g)	500	537
Series 2016-K722, Class B, 3.85%, 7/25/2049 (a) (g)	110	116
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (g)	180	193
Series 2018-K730, Class B, 3.80%, 2/25/2050 (a) (g)	551	591
Series 2019-K102, Class B, 3.53%, 12/25/2051 (a) (g)	750	791
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (g)	30	—	(h)
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	740	770
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	987	989
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	975	994
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116	117
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	107
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	7	7

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,768)		25,838

FOREIGN GOVERNMENT SECURITIES — 0.4%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (a)	200	188
Republic of Colombia (Colombia)
3.13%, 4/15/2031	395	387
7.38%, 9/18/2037	100	132
United Mexican States (Mexico)
3.60%, 1/30/2025	200	218
4.13%, 1/21/2026	200	222
3.75%, 1/11/2028	280	300
2.66%, 5/24/2031	283	268
4.75%, 3/8/2044	50	52
4.35%, 1/15/2047	58	57
4.50%, 1/31/2050	315	319
3.77%, 5/24/2061	211	186

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,348)		2,329

U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, STRIPS
17.73%, 3/23/2028 (j)	630	565
Tennessee Valley Authority
5.88%, 4/1/2036	140	202
4.63%, 9/15/2060	93	126
4.25%, 9/15/2065	101	130

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $792)		1,023

MUNICIPAL BONDS — 0.1% (k)
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2010-D, Rev., 5.60%, 3/15/2040	30	40
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	130	175

Total New York		215

Ohio — 0.0% (b)
Ohio State University (The), General Receipts
Series 2011-A, Rev., 4.80%, 6/1/2111	98	126

TOTAL MUNICIPAL BONDS (Cost $256)		341

	Shares (000)
SHORT-TERM INVESTMENTS — 11.5%
INVESTMENT COMPANIES — 11.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (l) (m) (Cost $60,498)	60,479	60,509

Total Investments — 107.7% (Cost $553,791)		566,053
Liabilities in Excess of Other Assets — (7.7)%		(40,548)

Net Assets — 100.0%		525,505

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2021.
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a) (2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(d)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.

(g)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.

(h)	Amount rounds to less than one thousand.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The rate shown is the effective yield as of March 31, 2021.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of March 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar Values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$36,895	$18,081	$54,976
Collateralized Mortgage Obligations	—	40,424	3,209	43,633
Commercial Mortgage-Backed Securities	—	23,963	1,875	25,838
Corporate Bonds	—	164,589	—	164,589
Foreign Government Securities	—	2,329	—	2,329
Mortgage-Backed Securities	—	116,373	—	116,373
Municipal Bonds	—	341	—	341
U.S. Government Agency Securities	—	1,023	—	1,023
U.S. Treasury Obligations	—	96,442	—	96,442
Short-Term Investments
Investment Companies	60,509	—	—	60,509

Total Investments in Securities	$60,509	$482,379	$23,165	$566,053

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as of March 31, 2021
Investments in Securities
Asset-Backed Securities	$19,255	$—	$8	$—	(a)	$751		$(1,933)	$—	$—		$18,081
Collateralized Mortgage Obligations	3,868	—	(48)	(16)		19		(614)	—	—	(a)	3,209
Commercial Mortgage-Backed Securities	1,859	—	16	—	(a)	—	(a)	— (a)	—	—		1,875

Total	$24,982	$—	$(24)	$(16)		$770		$(2,547)	$—	$—	(a)	$23,165

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(24).

There were no significant transfers into or out of level 3 for the period ended March 31, 2021.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar Values in thousands)

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$15,727	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 26.00% (7.06%)
			Constant Default Rate	0.00% - 4.14% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.17% - 3.59% (2.43%)

Asset-Backed Securities	15,727

	1,504	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (67.52%)
			Constant Default Rate	0.00% - 3.90% (0.26%)
			Yield (Discount Rate of Cash Flows)	0.09% - 22.10% (4.99%)

Collateralized Mortgage Obligations	1,504

	1,575	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	2.66% - 5.66% (3.22%)

Commercial Mortgage-Backed Securities	1,575

Total	$18,806

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At March 31, 2021, the value of these investments was $4,359. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Fund which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class
Institutional Shares, 0.09%(a)(b)	$71,874	$46,317	$57,682	$(4)	$4	$60,509	60,479	$15	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.